UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet & Company UK, LLP
Address:    16 New Burlington Place, 2nd Floor
            London, W1S 2HX  England

Form 13F File Number:    28-11645
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

By:       Trafelet Services UK Limited, Managing Member
Name:     Remy W. Trafelet
Title:    Director
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

   /s/ Remy W. Trafelet              New York, NY          August 14, 2008
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          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $73,390 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
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1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC
3.      Remy W. Trafelet

                                               FORM 13F INFORMATION TABLE
                                            2ND QUARTER ENDING JUNE 30, 2008

COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE   SHRS OR   SH/  PUT/ INVESTMENT    OTHER       SOLE      SHARED    NONE
                                                     (X$1000) PRN AMT   PRN CALL  DIRECTION   MANAGERS
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ICICI BK LTD                 ADR            45104G104 39,315  1,367,000 SH       SHARED-DEFINED  1, 2, 3   1,367,000
ULTRAPAR PARTICIPACOES S A   SP ADR REP PFD 90400P101 34,075    896,000 SH       SHARED-DEFINED  1, 2, 3     896,000
